Property, plant and equipment - Schedule of disposal of assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	$ 3,308,616	$ 3,179,299	$ 3,127,091	$ 3,238,435
Loss	(347)	0	(1)
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Sale price	341,214	51,344	78,075
Gain	96,161	15,068	22,728
Loss	(347)	0	0
Finesse
Disclosure of detailed information about property, plant and equipment [line items]
Sale price			21,003
Gain			8,298
Loss			0
Cap Diamant
Disclosure of detailed information about property, plant and equipment [line items]
Sale price			20,072
Gain			12,830
Loss			0
TI Hellas
Disclosure of detailed information about property, plant and equipment [line items]
Sale price			37,000
Gain			1,600
Loss			0
VLCC Newton
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		35,370
Gain		1,163
Loss		0
Filikon
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		15,974
Gain		9,404
Loss		0
Sandra
Disclosure of detailed information about property, plant and equipment [line items]
Sale price	47,520
Gain	221
Loss	0
Sara
Disclosure of detailed information about property, plant and equipment [line items]
Sale price	47,520
Gain	1,507
Loss	0
Sonia
Disclosure of detailed information about property, plant and equipment [line items]
Sale price	50,490
Gain	0
Loss	(347)
Simone
Disclosure of detailed information about property, plant and equipment [line items]
Sale price	50,490
Gain	420
Loss	0
Cap Leone
Disclosure of detailed information about property, plant and equipment [line items]
Sale price	19,924
Gain	10,843
Loss	0
Cap Pierre
Disclosure of detailed information about property, plant and equipment [line items]
Sale price	19,058
Gain	7,521
Loss	0
Cap Philippe
Disclosure of detailed information about property, plant and equipment [line items]
Sale price	32,046
Gain	12,881
Loss	0
Europe
Disclosure of detailed information about property, plant and equipment [line items]
Sale price	40,013
Gain	34,713
Loss	0
Cap Guillaume
Disclosure of detailed information about property, plant and equipment [line items]
Sale price	34,153
Gain	14,556
Loss	0
Other
Disclosure of detailed information about property, plant and equipment [line items]
Sale price	0	0
Gain	13,500	4,500
Loss	0	0
Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	5,315,120	5,115,573	4,934,443	$ 4,909,134
Book Value | Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	258,899	39,523	55,347
Book Value | Finesse
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			12,705
Book Value | Cap Diamant
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			7,242
Book Value | TI Hellas
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			$ 35,400
Book Value | VLCC Newton
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		32,953
Book Value | Filikon
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		6,570
Book Value | Sandra
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	47,299
Book Value | Sara
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	46,013
Book Value | Sonia
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	50,837
Book Value | Simone
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	50,070
Book Value | Cap Leone
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	9,081
Book Value | Cap Pierre
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	11,537
Book Value | Cap Philippe
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	19,165
Book Value | Europe
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	5,300
Book Value | Cap Guillaume
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	19,597
Book Value | Other
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	$ 0	$ 0